Document and Entity Information	0 Months Ended
Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar 31, 2011
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Teva Pharmaceutical Industries Ltd
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Entity Common Stock Shares Outstanding	939,663,339

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 4,080	$ 3,653
Cost of sales	1,892	1,640
Gross profit	2,188	2,013
Research and development expenses, net	239	207
Selling and marketing expenses	832	752
General and administrative expenses	221	182
Legal settlements, acquisition and restructuring expenses and impairment	29	34
Purchase of research and development in process	0	4
Operating income	867	834
Financial expenses - net	38	27
Income before income taxes	829	807
Provision for income taxes	49	85
Income before minority interest earnings and equity investments	780	722
Share in losses of associated companies - net	15	8
Net income	765	714
Net income attributable to non-controlling interests	4	1
Net income attributable to Teva	$ 761	$ 713
Earnings per share attributable to Teva:
Basic	$ 0.85	$ 0.8
Diluted	$ 0.84	$ 0.79
Weighted average number of shares (in millions):
Basic	897	892
Diluted	902	921

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 721	$ 1,248
Short-term investments	27	36
Accounts receivable	5,576	5,476
Inventories	4,225	3,866
Deferred taxes and other current assets	1,503	1,416
Total current assets	12,052	12,042
Long-term investments and receivables	671	632
Deferred taxes, deferred charges and other assets	27	138
Property, plant and equipment, net	4,591	4,357
Identifiable intangible assets, net	6,112	5,751
Goodwill	15,800	15,232
Total assets	39,253	38,152
Current liabilities:
Short-term debt and current maturities of long term liabilities	1,341	1,432
Convertible senior debentures-short term	536	1,339
Sales reserves and allowances	3,580	3,403
Accounts payable and accruals	2,370	2,467
Other current liabilities	1,058	1,053
Total current liabilities	8,885	9,694
Long-term liabilities:
Deferred income taxes	1,332	1,348
Other taxes and long term payables	809	777
Employee related obligations	217	221
Senior notes and loans	4,877	4,097
Convertible senior debentures - long term	0	13
Total long term liabilities	7,235	6,456
Total liabilities	16,120	16,150
Teva shareholders' equity:
Ordinary shares as of March 31, 2011 and December 31, 2010: authorized 2,500 million shares; issued 940 million shares and 937 million shares, respectively	49	49
Additional paid-in capital	13,303	13,246
Retained earnings	9,882	9,325
Accumulated other comprehensive income	1,262	350
Treasury shares as of March 31, 2011 and December 31, 2010 48 million ordinary shares and 40 million ordinary shares, respectively	(1,423)	(1,023)
Stockholders' equity attributable to Teva shareholders	23,073	21,947
Non-controlling interests	60	55
Total equity	23,133	22,002
Total liabilities and equity	$ 39,253	$ 38,152

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions	Mar. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	940	937
Ordinary shares, outstanding	940	937
Treasury, shares	(48)	(40)

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Operating activities:
Net income	$ 765	$ 714
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	266	235
Profit From Sale Of Long Lived Assets And Investment	(59)	(24)
Deferred Income Taxes Net And Uncertain Tax Positions	(50)	0
Increase in working capital items	(23)	(85)
Stock-based compensation	23	18
Impairment of long lived assets	11	0
Purchase of research and development in process	0	4
Other items-net	(33)	24
Net cash provided by operating activities	900	886
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(446)	0
Purchase of property, plant and equipment	(234)	(165)
Purchase of investments and other assets	(71)	(221)
Other items-net	(10)	(10)
Proceeds From Sale Of Long Lived Assets And Investments	85	68
Net cash used in investing activities	(676)	(328)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs Of 2 Million	748	0
Purchase of treasury shares	(400)	0
Net decrease in short-term credit	(102)	(18)
Dividends paid	(203)	(165)
Proceeds from exercise of options by employees	23	72
Redemption of convertible debentures	(814)	0
Repayment of long-term loans and other long-term lliabilities	(25)	(72)
Other items - net	3	8
Net cash used in financing activities	(770)	(175)
Translation adjustment on cash and cash equivalents	19	(22)
Net increse (decrease) in cash and cash equivalents	(527)	361
Balance of cash and cash equivalents at beginning of period	1,248	1,995
Balance of cash and cash equivalents at end of period	$ 721	$ 2,356

CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of Cash Flows
Principal amount of convertible senior debentures	$ 7	$ 58
Debt conversion instrument shares issued converted	0.2	1.6
Issuance cost, senior notes	2
Cash acquired from acquisitions	0	0
Senior Notes Issuance Costs		$ 0

BASIS OF PRESENTATION	0 Months Ended
Mar. 31, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation And Significant Accounting Policies [Text Block]

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2010, as filed with the Securities and Exchange Commission. The results of operations for the three months ended March 31, 2011 are not necessarily indicative of results that could be expected for the entire fiscal year.

CERTAIN TRANSACTIONS	0 Months Ended
Mar. 31, 2011
Certain Transactions [Abstract]
Certain Transactions

NOTE 2 – Certain transactions:

a. Ratiopharm acquisition

On August 10, 2010, Teva acquired Merckle ratiopharm Group (“ratiopharm”), for a total cash consideration of  $5.2 billion. The transaction was accounted for as a business combination. Ratiopharm's results of operations were included in Teva's consolidated financial statements commencing August 2010.

The cash consideration was financed through Teva's internal resources, the issuance of  $2.5 billion in senior notes and credit lines, including credit agreements for an aggregate amount of  $1.5 billion, of which  $1.2 billion has been repaid through March 31, 2011.

The appraisals of the fair value of assets acquired and liability assumed and resulting goodwill is anticipated to be finalized no later than July 2011. No significant adjustments are expected.

During the first quarter of 2011, no significant adjustments were recorded.

b. Laboratoire Theramex acquisition

On January 5, 2011, Teva completed the acquisition of Theramex, Merck KGaA's European-based women's health business, for €267 million in cash (approximately  $355 million) and certain limited performance-based milestone payments.

Theramex has a broad portfolio of women's health and gynecology products sold in over 50 countries, primarily France and Italy. Theramex's pipeline includes NOMAC/E2, a new oral contraceptive based on natural estrogens, which has successfully completed phase III studies and was submitted for approval in Europe.

While Teva is currently evaluating the fair value of assets acquired and liabilities assumed in the acquisition, there are no material adjustments expected.

c. Corporación Infarmasa acquisition

On January 26, 2011, Teva acquired Corporación Infarmasa (“Infarmasa”), a top ten pharmaceutical company in Peru, from The Rohatyn Group and Altra Investments.

Infarmasa manufactures and commercializes branded and unbranded generic drugs, primarily corticosteroids, antihistamines, analgesics and antibiotics. Infarmasa's product offerings will greatly enhance Teva's portfolio in the market, especially in the area of antibiotics, where Infarmasa has the leading brand in Peru.

While Teva is currently evaluating the fair value of assets acquired and liabilities assumed in the acquisition, there are no material adjustments expected.

d. Consumer health care partnership with Procter & Gamble

On March 24, 2011, Teva and The Procter & Gamble Company (“P&G”) announced the signing of a master agreement to create a consumer health care partnership that will combine the companies' over-the-counter pharmaceutical businesses (“OTC”) in markets outside North America.

As part of the partnership, Teva will manufacture products to supply the joint venture's markets as well as P&G's existing North American OTC business.

The transaction is expected to close in the fall of 2011, subject to the negotiation and execution of definitive documentation and the receipt of required regulatory approvals.

e. Termination of agreement

In April 2008, Teva assumed the U.S. and Canadian distribution of Copaxone® from Sanofi-Aventis. Under the terms of the distribution agreements with Sanofi-Aventis, Sanofi-Aventis was entitled to payment by Teva of previously agreed-upon termination consideration of 25% of the in-market sales of Copaxone® in the U.S. and Canada for an additional two-year period, which ended on April 1, 2010. As of that date, Teva recorded all profits of Copaxone® for the U.S. and Canada.

Teva has an additional agreement with Sanofi-Aventis for the marketing of Copaxone® in Europe and other markets. Copaxone® is co-promoted with Sanofi-Aventis in Germany, France, Spain, the Netherlands and Belgium, and is marketed solely by Sanofi-Aventis in certain other European markets, Australia and New Zealand. In 2010, we assumed the distribution and marketing responsibilities for Copaxone® in the U.K., the Czech Republic and Poland. By 2012, we expect to assume the marketing responsibilities for Copaxone® in all European countries. Upon termination, Sanofi-Aventis will be entitled to an agreed-upon termination consideration of 6% of the in-market sales of Copaxone® in the applicable countries for an additional two-year period. Although we expect to record higher revenues as a result of this change, we will also become responsible for certain marketing and administrative expenses, which will no longer be shared with Sanofi-Aventis.

f. Subsequent event

On May 1, 2011, we entered into a definitive merger agreement to acquire Cephalon Inc. (“Cephalon”) for approximately  $6.8 billion in cash. Cephalon is a global biopharmaceutical company with a strong marketed portfolio and pipeline of branded products. The acquisition will diversify Teva's branded portfolio and is expected to enhance Teva's late-stage innovative pipeline. Subject to regulatory approval and the approval of Cephalon's stockholders, the transaction is expected to be completed in the third quarter of 2011.

ISSUANCE OF SENIOR NOTES	0 Months Ended
Mar. 31, 2011
Issuance Of Senior Notes [Abstract]
Senior Notes and Loans

NOTE 3 – Issuance of senior notes:

In March 2011, a finance subsidiary of the Company issued an aggregate of  $750 million principal amount of senior notes as described in the table below. All such notes are guaranteed by Teva.

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance III, B.V.	LIBOR plus 0.5	$500	March 2014

Teva Pharmaceutical Finance III, B.V. *	1.70	$250	March 2014

* In March 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 11).

INVENTORIES	0 Months Ended
Mar. 31, 2011
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:
Inventories consisted of the following:
	March 31,	December 31,
	2011	2010

	U.S. $ in millions
	Unaudited	Audited

Finished products	$2,152	$1,948
Raw and packaging materials	1,324	1,237
Products in process	629	579

	4,105	3,764
Materials in transit and payments on account	120	102

	$4,225	$3,866

CONVERTIBLE SENIOR DEBENTURES	0 Months Ended
Mar. 31, 2011
Convertible Senior Debentures [Abstract]
Convertible Senior Debentures
NOTE 5 – Convertible senior debentures:

During the three months ended March 31, 2011, convertible senior debentures were redeemed or converted as follows:

	Three months ended
	March 31, 2011
	Principal amount redeemed/converted	Number of shares converted into
	(U.S. $ in millions)	(In millions)
1.75% convertible senior debentures due 2026	$814	1.2
0.25% convertible senior debentures due 2024	5	0.1
0.5% convertible senior debentures due 2024	2	0.1
0.25% convertible senior debentures due 2026	*	*
	$821	1.4

* Less than $0.5 million of principal amount was converted into less than 0.05 million shares.

Convertible senior debentures are classified in the balance sheet based on their earliest future date of settlement in cash at the holders' option, or management's intention to redeem the debentures if earlier.
The balances under convertible senior debentures classified as short-term and long-term were as follows:

	Balance under convertible senior debentures - long term		Balance under convertible senior debentures - short term
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

	U.S. $ in millions		U.S. $ in millions
	Unaudited	Audited	Unaudited	Audited
0.5% convertible senior debentures due 2024	$—	$3	$1	$—
0.25% convertible senior debentures due 2024	—	10	5	—
0.25% convertible senior debentures due 2026 *	—	—	530	530
1.75% convertible senior debentures due 2026 **	—	—	—	809
	$—	$13	$536	$1,339

* These convertible senior debentures due 2026 include a “net share settlement” feature according to which the principal of the debentures will be paid in cash and in the case of conversion, only the residual conversion value above the principal will be paid in Teva shares. Due to the “net share settlement” feature, these convertible senior debentures are classified under convertible senior debentures-short term.

** On February 1, 2011, these convertible senior debentures were redeemed and/or converted for an aggregate of $814 million and 1.2 million Teva shares.

EARNINGS PER SHARE	0 Months Ended
Mar. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 6 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three months ended March 31, 2011 and 2010, basic earnings per share was adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units (“RSUs”) granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

In computing diluted earnings per share for the three months ended March 31, 2011, no account was taken of the potential dilution of the 1.75% convertible senior debentures due 2026, amounting to 2 million weighted average shares, since they had an anti-dilutive effect on earnings per share.

The net income and the weighted average number of shares used in the computation of basic and diluted earnings per share for the three months ended March 31, 2011 and 2010 are as follows:

	Three months ended
	March 31,
	2011	2010

	(in millions)
Net income attributable to Teva	$761	$713
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	0	11
Net income used for the computation of diluted earnings per share	$761	$724
Weighted average number of shares used in the computation of basic earnings per share	897	892
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	3	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	2	21
Weighted average number of shares used in the computation of diluted earnings per share	902	921

REVENUE RECOGNITION	0 Months Ended
Mar. 31, 2011
Revenue Recognition [Abstract]
Revenue Recognition [Text Block]

NOTE 7 – Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales, are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonable estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, including those required by the U.S. Health Care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities”. These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “Accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

EQUITY	0 Months Ended
Mar. 31, 2011
Equity [Abstract]
Equity
NOTE 8 – Equity :
a. Comprehensive income

Comprehensive income is as follows:
	Three months ended
	March 31,
	U.S. $ in millions
	2011	2010
Net income	$765	$714
Other comprehensive income (loss), net of tax:
Currency translation adjustment, net of tax	943	(322)
Unrealized loss on derivative financial instruments	(31)	—
Other	—	47
Total comprehensive income	1,677	439
Comprehensive income attributable to the non-controlling
interests	(4)	(1)
Comprehensive income attributable to Teva	$1,673	$438

b. Share Repurchase Program

In December 2010, Teva's Board of Directors authorized the Company to repurchase up to an aggregate of  $1 billion of its ordinary shares/ADSs over a period of 12 months.

During the three months ended March 31, 2011, Teva spent approximately  $400 million to repurchase approximately 7.9 million of its shares.

ENTITY - WIDE DISCLOSURES	0 Months Ended
Mar. 31, 2011
Entity Wide Disclosures [Abstract]
Schedule Of Entity Wide Information Revenue From External Customers By Products And Services Or By Geographic Areas Text Block
NOTE 9 – Entity-wide disclosures:
Net sales by geographic area were as follows:

	Three months ended
	March 31,

	U.S. $ in millions
	2011	2010
North America	$2,064	$2,309
Europe	1,344	812
International markets	672	532

	$4,080	$3,653

FAIR VALUE MEASUREMENT	0 Months Ended
Mar. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 10 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of March 31, 2011 and December 31, 2010 are classified in the tables below in one of the three categories described above:

	March 31, 2011 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$96	$—	$—	$96
Cash deposits and other	625	—	—	625
Marketable securities*:
Auction rate securities	—	—	55	55
Collateral debt obligations	9	—	1	10
Equity securities	123	—	—	123
Structured investment vehicles	—	132	—	132
Other	12	—	—	12
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	—	(14)	—	(14)
Interest rate and cross-currency swaps (liabilities)	—	(108)	—	(108)
Asset derivatives—mainly options and forward contracts	—	45	—	45
Interest rate swaps (assets)	—	1	—	1

Total	$865	$56	$56	$977

	December 31, 2010 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$389	$—	$—	$389
Cash deposits and other	859	—	—	859
Marketable securities*:
Auction rate securities	—	—	77	77
Collateral debt obligations	9	—	1	10
Equity securities	109	—	—	109
Structured investment vehicles	—	82	—	82
Other—mainly debt securities	23	—	—	23
Derivatives **:
Liabilities derivatives—mainly options and forward contracts	—	(16)	—	(16)
Interest rate and cross—currency swaps (liabilities)	—	(70)	—	(70)
Assets derivatives—mainly options and forward contracts	—	17	—	17

Total	$1,389	$13	$78	$1,480

*       Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**       Derivatives primarily represent foreign currency and option contracts and interest rate swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:
	March, 31	December, 31
	2011	2010

	U.S. $ in millions
Carrying value at the beginning of the period	$78	$76
Amount realized	(33)	(9)
Net change to fair value:
Included in earnings - financial income	11	7
Included in other comprehensive income	—	4

Carrying value at the end of the period	$56	$78

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables is usually identical or close to their carrying value. The fair value of long-term bank loans and senior notes also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The fair value of the senior notes and the interest rate and cross currency swap agreements included under long-term liabilities amounted to  $5,013 million and  $4,289 million at March 31, 2011 and December 31, 2010, respectively, based on quoted market values and prevailing market rates. The fair value of interest rate swap agreements included under long term investments and receivables amounted to  $1 million at March 31, 2011.

The fair values and the carrying amounts of derivatives and convertible senior debentures with an earliest date of redemption within 12 months are assets of  $45 million and  $17 million (derivatives) and liabilities of  $616 million and  $1,232 million (convertible senior debentures and derivatives) at March 31, 2011 and December 31, 2010, respectively. The fair value of derivatives generally reflects the estimated amounts that Teva would receive or pay to terminate the contracts at the reporting dates.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. At March 31, 2011 and December 31, 2010, the credit loss was  $226 million and  $266 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	0 Months Ended
Mar. 31, 2011
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

NOTE 11 – Derivative instruments and hedging activities:

a. Interest rate and cross-currency swaps

During the first quarter of 2011, the Company entered into swap agreements with respect to its  $250 million principal amount of 1.70% senior notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the  $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the second quarter of 2010, the Company entered into swap agreements with respect to its  $1 billion principal amount of 3.00% senior notes due 2015. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to euros. As a result of these agreements, Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

The above transactions qualify for hedge accounting.

b. Derivative instrument disclosure

The fair value of derivative instruments consists of:

a. Asset derivatives, comprising interest rate swap agreements, designated as hedging instruments. These are reported under long-term investments and receivables, and the fair value amounted to  $1 million at March 31, 2011.

b. Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under deferred taxes and other current assets, and the fair value amounted to  $45 million and  $17 million at March 31, 2011 and December 31, 2010, respectively.

c. Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments. These are reported under senior notes and loans, and the fair value amounted to  $108 million and  $70 million at March 31, 2011 and December 31, 2010, respectively.

d. Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under accounts payable, and the fair value amounted to  $14 million and  $16 million at March 31, 2011 and December 31, 2010, respectively.

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of  $50 million and losses of  $38 million were recognized under financial expenses—net for the three months ended March 31, 2011 and 2010, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of  $5 million and  $4 million were recognized under financial expenses—net for the three months ended March 31, 2011 and 2010, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	0 Months Ended
Mar. 31, 2011
Recently Adopted And Issued Accounting Pronouncements [Abstract]
New Accounting Pronouncements And Changes In Accounting Principles [Text Block]

In December 2010, the FASB issued amendments to the disclosure of pro forma information for business combinations. These amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The amendments clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented. The amendments also improve the usefulness of the pro forma revenue and earnings disclosures by requiring a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s). Teva believes that the adoption will not have a material impact on its consolidated financial statements.

In December 2010, the FASB issued a clarification of the accounting treatment of fees paid to the federal government by pharmaceutical manufacturers. These amendments were effective on January 1, 2011, when the fee initially became effective. According to the clarification, these fees are recorded as an operating expense in the consolidated financial statements of income. Implementing this clarification did not have a material effect on our consolidated financial statements.

In October 2009, the FASB issued amendments to the accounting and disclosure for revenue recognition. These amendments, effective for fiscal years beginning on or after June 15, 2010, modify the criteria for recognizing revenue in multiple element arrangements and require companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. Additionally, the amendments eliminate the residual method for allocating arrangement considerations. The provisions of the amendment were adopted January 1, 2011, with no significant impact on our consolidated financial statements.

LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING EXPENSES	0 Months Ended
Mar. 31, 2011
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 13 – Legal settlements, acquisition and restructuring expenses and impairment :

Legal settlements, acquisition and restructuring expenses and impairment consisted of the following:

	Three months ended
	March 31,

	U.S. $ in millions
	2011	2010
Restructuring expenses	$21	$2
Impairment of long-lived assets	11	—
Legal settlements expenses (income)	(4)	17
Acquisition expenses	1	15

Total	$29	$34

CONTINGENCIES	0 Months Ended
Mar. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 14 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to legal claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes it has meritorious defenses to the actions to which it is a party and vigorously pursues the defense or settlement of each such action, including those described below. Based upon the status of these cases, management's assessment of the likelihood of damages, the potential exposure involved relative to insurance coverage (if any) and the advice of counsel, no provision has been made in Teva's financial statements for any of such actions except as otherwise noted below.

Teva records a provision to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions. Based on currently available information, Teva believes that none of the proceedings described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic products for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generic products prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended by the Medicare Prescription Drug Improvement and Modernization Act of 2003. To the extent that it seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic product even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva. Although Teva currently has insurance coverage for certain types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or be ultimately found to relate to damages that are not covered by Teva's policy. Except as described below, Teva does not have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such patent infringement cases. However, if Teva were to be required to pay damages in any such case, courts would generally calculate the amount of any such damages based on a reasonable royalty or lost profits of the patentee. If damages were based on a reasonable royalty, the amount would be related to a percentage of the sales of Teva's generic product. If damages were determined based on lost profits, the amount would be related to the sales of the branded product. All such sales figures given below are based on IMS data. In addition, the launch of an authorized generic and other generic competition may be relevant to the damages estimation. Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the U.S. Although the legislation concerning generic pharmaceuticals, as well as patent law, is different in countries other than the U.S. where Teva does business, from time to time Teva is also involved in litigation regarding corresponding patents in those countries.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available products continues to expand, the number of product liability claims asserted against Teva has increased. Teva believes that it maintains product liability insurance coverage in amounts and with terms that are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceutical products that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims.

Intellectual Property Matters

In October 2004, Alpharma and Teva launched their 100 mg, 300 mg and 400 mg gabapentin capsule products and, in December 2004, Alpharma and Teva launched their 600 mg and 800 mg gabapentin tablet products. Gabapentin capsules and tablets are the AB-rated generic versions of Pfizer's anticonvulsant Neurontin® capsules and tablets, which had annual sales of approximately  $2.7 billion for the twelve months ended September 2004. Teva's subsidiary IVAX Pharmaceuticals, Inc. (“IVAX”) also launched its non-AB rated tablets in August 2004 and its AB-rated capsules and tablets in March and April 2005, respectively. In August 2005, the United States District Court for the District of New Jersey granted summary judgment in favor of Teva, Alpharma and IVAX. In September 2007, the Court of Appeals for the Federal Circuit (the “Federal Circuit”) reversed the summary judgment decision and remanded the case for further proceedings. On April 5, 2011, the District Court denied Teva's motion for summary judgment, in which Teva had asserted that Pfizer should be precluded from claiming lost profits damages and should instead be limited to seeking a reasonable royalty. Teva intends to present additional arguments at trial as to why Pfizer's damages should be limited to a reasonable royalty. A trial is scheduled to begin on May 16, 2011. The patent at issue expires in 2017. Were Pfizer ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to sales of its gabapentin products and be enjoined from selling its gabapentin products until patent expiry. Pursuant to the terms of the agreement with Alpharma, were Pfizer to be successful in its allegation of patent infringement against Alpharma, Teva may also be required to indemnify Alpharma against damages related to a portion of the sales of Alpharma's gabapentin products.

In May 2007, Teva commenced sales of its 2.5mg/10mg, 5mg/10mg, 5mg/20mg, and 10mg/20mg amlodipine besylate/benazepril capsules. Amlodipine besylate/benazepril capsules are the AB-rated generic versions of Novartis' Lotrel®, which had annual sales of approximately  $1.4 billion for the twelve months ended March 2007. In June 2007, the United States District Court for the District of New Jersey denied Novartis' motion for a preliminary injunction, finding that Novartis was not likely to succeed on its allegations of infringement. The patent at issue expires in 2017. A jury trial is scheduled to begin on November 14, 2011. Were Novartis ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages related to sales of its amlodipine besylate/benazepril capsules and be enjoined from selling those products until patent expiry.

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately  $180 million for the twelve months ended May 2007. In June 2007, the Federal Court denied Lilly's request to prohibit the Minister of Health from issuing Teva Canada's final regulatory approval. Shortly after the launch by Teva Canada, Lilly filed an action for patent infringement. In October 2009, the patent at issue, which was otherwise set to expire on April 24, 2011, was held by the Federal Court to be invalid. In July 2010, the Federal Court of Appeal set aside the judgment, with two grounds of invalidity being sent back to the Federal Court for reconsideration in accordance with the Court of Appeal's instructions. The hearing on the two remaining grounds of invalidity took place in January 2011, and judgment has been reserved. On February 10, 2011, the Supreme Court of Canada denied Teva Canada's application for leave to appeal the decision of the Federal Court of Appeal. Were Lilly ultimately to be successful, Teva Canada could be required to pay damages related to its sales of olanzapine tablets and be enjoined from selling those products until patent expiry.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately  $2.5 billion for the twelve months ended September 2007. In September 2007, the United States District Court for the District of New Jersey denied Wyeth/Altana's motion for a preliminary injunction, finding that Wyeth/Altana was not likely to prevail on the merits as to Teva's invalidity defense on the compound patent, based on the record before the Court. In May 2009, the Federal Circuit affirmed the District Court's denial of the preliminary injunction. The patent at issue expired on July 19, 2010, and the innovator has been granted pediatric exclusivity, which expired on January 19, 2011. In April 2010, the jury returned a verdict finding that the patent is not invalid, and in July 2010, the District Court denied Teva's motion to overturn the verdict. Based on the fact that Teva has defenses remaining at the trial level, including patent misuse, the District Court also denied Wyeth/Altana's request that Teva's final approval date be reset to January 2011. On March 3, 2011, the District Court granted Wyeth's motion to strike the patent misuse defenses, but granted Teva leave to replead, which Teva did on April 1, 2011. Were Teva to prevail on the patent misuse claim, the patent may be rendered unenforceable. The parties are in discovery on the remaining patent and damages issues. In addition, Teva believes that it has substantial grounds for appeal of the District Court's decision on invalidity and intends to pursue its appeals vigorously. Teva does not believe that an award of damages in this matter is probable. Were Wyeth/Altana ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to the sale of its pantoprazole sodium tablets.

In January 2011, APP Pharmaceuticals and Teva launched gemcitabine HCl for injection in 200 mg and 1 g single dose vials. Gemcitabine HCl for injection is the generic version of Eli Lilly and Company's Gemzar®, which had sales of approximately  $785 million for the twelve months ended December 2010. In March 2010, the United States District Court for the District of Indiana had ruled that Lilly could not enforce its method of use patent against Teva based on a ruling in a separate case by Lilly against Sun finding Lilly's patent invalid due to double patenting. Lilly's appeal of the ruling in Teva's case was stayed pending the Federal Circuit's consideration of the appeal in the Sun case. In July 2010, the Federal Circuit affirmed the ruling in the Sun case and in November 2010 denied Lilly's petition for en banc review of that decision. On January 28, 2011, Lilly filed a petition for certiorari in the Sun case with the United States Supreme Court, and on April 15, 2011, Sun filed an opposition to Lilly's petition. The method of use patent is otherwise set to expire on November 7, 2012, and pediatric exclusivity on that patent is otherwise set to expire on May 7, 2013. Under the agreement between Teva and APP, APP manufactures the gemcitabine products and has a license from Teva to market the product during Teva's 180-day exclusivity period. In return, Teva receives royalties during the manufacturing term. Were Lilly ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to APP's sales of its gemcitabine products and be enjoined from selling gemcitabine products until patent expiry.

***

Teva's leading innovative product, Copaxone®, from which it derives substantial revenues and which contributes disproportionately to its profits, faces intense patent challenges, as described below. Although Teva believes that Copaxone® has strong patent protection, should its patents be successfully challenged or should there be a launch at risk, Teva may face intense generic competition for Copaxone®, which would adversely affect its results of operations.

In July 2008, Teva learned that Sandoz Inc., the U.S. generic drug division of Novartis AG, in conjunction with Momenta Pharmaceuticals, Inc., had filed an ANDA with the FDA for a generic version of Copaxone® (glatiramer acetate) containing Paragraph IV certifications to each of the patents that Teva has listed in the FDA's Orange Book for the product. In August 2008, Teva filed a complaint against Sandoz, Inc., Sandoz International GmbH, Novartis AG and Momenta Pharmaceuticals, Inc. in the United States District Court for the Southern District of New York, alleging infringement of four Orange Book patents. The patents, which expire on May 24, 2014, cover the chemical composition of Copaxone®, pharmaceutical compositions containing it and methods of using it. The lawsuit triggered a stay of any FDA approval of the Sandoz ANDA for a period of 30 months. Although the 30-month stay expired in January 2011, Teva has not moved for a preliminary injunction because it does not believe that FDA approval of the Sandoz ANDA is likely in the near future. Sandoz and Momenta filed their answers to Teva's complaint in November 2008, asserting several affirmative defenses to Teva's patent infringement claims, including non-infringement, invalidity and unenforceability of the asserted Orange Book patents. The answers also seek declaratory judgments of non-infringement, invalidity and unenforceability with respect to three unasserted Orange Book patents and two non-Orange Book patents. In December 2009, Sandoz filed a motion for summary judgment of invalidity based on indefiniteness, which was denied in September 2010. A claim construction hearing was held in January 2010. This case has been consolidated with the ANDA litigation against Mylan and Natco, and a consolidated trial has been scheduled to begin on September 7, 2011. In December 2009, Teva filed a separate complaint against Sandoz and Momenta alleging infringement of four “marker” non-Orange Book patents, the last of which expires in February 2020. In January 2010, Sandoz moved to dismiss these claims, arguing that their alleged infringing acts were protected under statute and/or not ripe at the current time, and a hearing on the motion was held on January 19, 2011.

In October 2009, after learning that Mylan Laboratories, Inc. had filed an ANDA containing Paragraph IV certifications with the FDA for a generic version of Copaxone®, Teva filed a complaint against Mylan and Natco Pharma Limited in the United States District Court for the Southern District of New York, alleging infringement of each of the seven Orange Book patents. Mylan and Natco's answers to the complaint also included declaratory judgment claims with respect to two non-Orange Book patents. Discovery concluded at the end of January 2011. In November 2010, Mylan filed a motion for summary judgment of invalidity based on indefiniteness. A hearing on this motion as well as Mylan's claim construction arguments was held on January 19, 2011. The Mylan litigation has been consolidated with the Sandoz ANDA litigation, and a consolidated trial has been scheduled to begin on September 7, 2011. In September 2010, Teva filed a separate complaint against Mylan and Natco alleging infringement of the four “marker” patents. Mylan has moved to dismiss this complaint.

On March 1, 2011, Generics [UK] Limited initiated a revocation action against a U.K. patent relating to Copaxone®.  Generics [UK] Limited has also requested a declaration that a generic glatiramer acetate product meeting certain specifications would not infringe that patent. A case management conference was held on May 6, 2011. A trial date has not been set.

Product Liability Matters

Barr and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy), and a much smaller number involve Cenestin® (an estrogen-containing product sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, approximately 5,500 cases have been dismissed, leaving approximately 497 pending. To date, Barr and Duramed products have been identified in 481 of those cases. Additional dismissals are possible. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in over 1,500 product liability lawsuits brought against them and other manufacturers, including Watson Laboratories, Inc., by plaintiffs claiming injuries from the use of metoclopramide (the generic form of Reglan®). One of Teva's subsidiaries has conditionally agreed to indemnify Watson for certain of the claims that have been asserted against it. The claims in such lawsuits include allegations of neurological disorders, including tardive dyskinesia, as a result of ingesting the product. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this syndrome increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. The vast majority of the cases are in the very early stages, and it has not yet been determined how many plaintiffs actually used a Teva product. If the plaintiffs cannot demonstrate that they used a Teva product, Teva expects to be dismissed from at least some of those cases. Certain of these claims are currently covered by insurance. On March 30, 2011, the United States Supreme Court heard oral argument in Pliva, Inc. v. Mensing, one of the metoclopramide cases, to determine the question of whether “failure to warn” claims under state law against generic pharmaceutical manufacturers are preempted in whole or in part by federal law. A ruling in favor of federal preemption could reduce Teva's exposure to damages in the metoclopramide cases and other product liability lawsuits.

Teva Parenteral Medicines, Inc. is a defendant in approximately 200 lawsuits in state court in Las Vegas, Nevada relating to its propofol product. The plaintiffs in these lawsuits claim that they were infected with the hepatitis C virus as a result of the re-use by medical practitioners at a number of commonly owned endoscopy centers of single-patient vials of propofol on more than one patient. The medical practitioners are currently the subject of criminal proceedings relating to their re-use of single patient vials. Teva's propofol product states in its label that it is for single-patient use only and that aseptic techniques must be followed at all times when using the product. Teva is also named as a defendant in approximately 100 other cases brought on behalf of over 4,000 additional plaintiffs who were patients at these endoscopy centers, but who have not contracted the virus. These plaintiffs allege a cause of action based on the fear of contracting an infectious disease. Almost all of these cases have been consolidated into a single proceeding. In May 2010, the jury in the first trial returned a verdict in favor of plaintiffs for  $5.1 million in compensatory damages and awarded  $356 million in punitive damages against Teva and  $144 million in punitive damages against Baxter, the distributor of the product. The trial judge ordered Teva to post a bond of approximately  $580 million (covering both Teva and Baxter's damages together with estimated post-judgment interest for three years) to stay execution of the judgment pending appeal, and Teva did so in August 2010. Teva filed several post-trial motions, all of which were denied by the trial judge, who entered judgment in September 2010. Teva believes that it has numerous grounds for reversal of the jury verdicts, which have been appealed to the Nevada Supreme Court. Teva does not believe that an award of damages in this matter is probable. Two trials have been stayed pending resolution by the Nevada Supreme Court of evidentiary issues. The argument before the Nevada Supreme Court (en banc) on those issues was held on March 7, 2011. Baxter is seeking indemnification from Teva for the damages awarded by the jury, but Teva believes that the indemnification agreement at issue does not extend to punitive damages. An arbitration on this issue was held in March 2011. On May 4, 2011, the arbitration panel ruled against Teva by a 2-1 vote. This ruling is not yet final.

Competition Matters

In April 2006, Teva and its subsidiary Barr Laboratories were sued, along with Cephalon, Inc., Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case seeks unspecified monetary damages, attorneys' fees and costs. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers of the product, by an individual indirect purchaser of the product, certain retail chain pharmacies that purchased the product and by Apotex, Inc. The cases seek various forms of injunctive and monetary relief, including treble damages and attorneys' fees and costs. In February 2008, following an investigation of these matters, the Federal Trade Commission (“FTC”) sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. The FTC's complaint did not name Teva or Barr as a defendant. In March 2010, the Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. In November 2009, another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. Both of these cases have been transferred to the Eastern District of Pennsylvania.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. A prior investigation of this agreement by the Texas Attorney General's office on behalf of a group of state attorneys general was closed without further action in December 2001. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. In November 2007, the Second Circuit transferred the appeal involving the indirect purchaser plaintiffs to the Court of Appeals for the Federal Circuit, while retaining jurisdiction over the appeals of the direct purchaser plaintiffs. In October 2008, the Federal Circuit affirmed the grant of summary judgment in the defendants' favor on all claims by the indirect purchaser plaintiffs. The plaintiffs' petition for a panel rehearing and rehearing en banc was denied in December 2008. The plaintiffs filed a petition for certiorari to the United States Supreme Court, which was denied in June 2009. In April 2010, the Second Circuit also affirmed the grant of summary judgment in the defendants' favor on all claims by the direct purchaser plaintiffs. In May 2010, plaintiffs filed their petition for a rehearing en banc, which was denied in September 2010. Plaintiffs filed a petition for certiorari to the United States Supreme Court, which was denied on March 7, 2011. All but three of the state cases have been dismissed. Following an earlier stay of the California case, the California court granted defendants' summary judgment motions in August 2009, and directed the entry of final judgment in September 2009. Plaintiffs have appealed this decision. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva Pharmaceuticals USA, Inc. ("Teva USA"), Sicor Inc. (“Sicor”), IVAX, and Barr (collectively, the “Teva parties”), are defendants in a number of cases pending in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

Additionally, a number of state attorneys general, approximately 47 counties in New York and the City of New York have also filed various actions relating to drug price reporting. The Teva parties (either collectively or individually) have been named in one or more actions in numerous states relating to reimbursements under Medicaid or other programs, including Alaska, Florida, Hawaii, Idaho, Illinois, Iowa, Kansas, Kentucky, Louisiana, Mississippi, Missouri, New York, Oklahoma, South Carolina, Texas, Utah and Wisconsin. In addition to the actions relating to their Medicaid programs, the states of Mississippi and South Carolina have brought actions in their state courts on behalf of their state health plans. The Teva parties have reached settlements with the states of Alaska, Florida, Hawaii, Idaho, Kentucky and Texas, as well as the New York litigants, and have reached a settlement in principle with counsel for the state of Iowa. A provision for the cases, including the settlements, was included in the financial statements for the fourth quarter of 2009.

Class actions and other cases have been filed against over two dozen pharmaceutical manufacturers, including Sicor, regarding allegedly inflated reimbursements or payments under Medicare or certain insurance plans. These cases were consolidated under the federal multi-district litigation procedures and are currently pending in the United States District Court for the District of Massachusetts (the “MDL”). In March 2008, the “Track 2” defendants in the MDL, including Sicor, entered into a settlement agreement to resolve the MDL. The court granted preliminary approval of the amended MDL settlement in July 2008, and a hearing for final approval is scheduled for June 2011. A provision for these matters, including Sicor's share of the MDL settlement payment, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged non-compliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities, for oversight by governmental authorities and the response costs associated with such oversight and for any related damages to natural resources. Teva and/or its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's (or its predecessors') facilities or former facilities that may have adversely impacted a site.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, but the amounts have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, former site owners or operators. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties, in amounts not currently determinable, and require that corrective action measures be implemented.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	0 Months Ended
Mar. 31, 2011
Basis Of Presentation [Abstract]
Revenue recognition

NOTE 7 – Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales, are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonable estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, including those required by the U.S. Health Care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities”. These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “Accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Fair Value Of Financial Instrument Policy

NOTE 10 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of March 31, 2011 and December 31, 2010 are classified in the tables below in one of the three categories described above:

*       Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**       Derivatives primarily represent foreign currency and option contracts and interest rate swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

Effects Of Recently Issued Accounting Pronouncements Policy [Text Block]

In December 2010, the FASB issued amendments to the disclosure of pro forma information for business combinations. These amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The amendments clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented. The amendments also improve the usefulness of the pro forma revenue and earnings disclosures by requiring a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s). Teva believes that the adoption will not have a material impact on its consolidated financial statements.

In December 2010, the FASB issued a clarification of the accounting treatment of fees paid to the federal government by pharmaceutical manufacturers. These amendments were effective on January 1, 2011, when the fee initially became effective. According to the clarification, these fees are recorded as an operating expense in the consolidated financial statements of income. Implementing this clarification did not have a material effect on our consolidated financial statements.

In October 2009, the FASB issued amendments to the accounting and disclosure for revenue recognition. These amendments, effective for fiscal years beginning on or after June 15, 2010, modify the criteria for recognizing revenue in multiple element arrangements and require companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. Additionally, the amendments eliminate the residual method for allocating arrangement considerations. The provisions of the amendment were adopted January 1, 2011, with no significant impact on our consolidated financial statements.

ISSUANCE OF SENIOR NOTES (Tables)	0 Months Ended
Mar. 31, 2011
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance III, B.V.	LIBOR plus 0.5	$500	March 2014

Teva Pharmaceutical Finance III, B.V. *	1.70	$250	March 2014

* In March 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 11).

INVENTORIES (Tables)	0 Months Ended
Mar. 31, 2011
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:
Inventories consisted of the following:
	March 31,	December 31,
	2011	2010

	U.S. $ in millions
	Unaudited	Audited

Finished products	$2,152	$1,948
Raw and packaging materials	1,324	1,237
Products in process	629	579

	4,105	3,764
Materials in transit and payments on account	120	102

	$4,225	$3,866

CONVERTIBLE SENIOR DEBENTURES (Tables)	0 Months Ended
Mar. 31, 2011
Convertible Senior Debentures Tables [Abstract]
Schedule of the main terms of convertible senior debenturs
NOTE 5 – Convertible senior debentures:

During the three months ended March 31, 2011, convertible senior debentures were redeemed or converted as follows:

	Three months ended
	March 31, 2011
	Principal amount redeemed/converted	Number of shares converted into
	(U.S. $ in millions)	(In millions)
1.75% convertible senior debentures due 2026	$814	1.2
0.25% convertible senior debentures due 2024	5	0.1
0.5% convertible senior debentures due 2024	2	0.1
0.25% convertible senior debentures due 2026	*	*
	$821	1.4

* Less than $0.5 million of principal amount was converted into less than 0.05 million shares.

Schedule of convertible senior debentures
Convertible senior debentures are classified in the balance sheet based on their earliest future date of settlement in cash at the holders' option, or management's intention to redeem the debentures if earlier.
The balances under convertible senior debentures classified as short-term and long-term were as follows:

	Balance under convertible senior debentures - long term		Balance under convertible senior debentures - short term
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

	U.S. $ in millions		U.S. $ in millions
	Unaudited	Audited	Unaudited	Audited
0.5% convertible senior debentures due 2024	$—	$3	$1	$—
0.25% convertible senior debentures due 2024	—	10	5	—
0.25% convertible senior debentures due 2026 *	—	—	530	530
1.75% convertible senior debentures due 2026 **	—	—	—	809
	$—	$13	$536	$1,339

* These convertible senior debentures due 2026 include a “net share settlement” feature according to which the principal of the debentures will be paid in cash and in the case of conversion, only the residual conversion value above the principal will be paid in Teva shares. Due to the “net share settlement” feature, these convertible senior debentures are classified under convertible senior debentures-short term.

** On February 1, 2011, these convertible senior debentures were redeemed and/or converted for an aggregate of $814 million and 1.2 million Teva shares.

EARNINGS PER SHARE (Tables)	0 Months Ended
Mar. 31, 2011
Earnings Per Share Tables [Abstract]
Schedule of weighted average number of shares
	Three months ended
	March 31,
	2011	2010

	(in millions)
Net income attributable to Teva	$761	$713
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	0	11
Net income used for the computation of diluted earnings per share	$761	$724
Weighted average number of shares used in the computation of basic earnings per share	897	892
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	3	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	2	21
Weighted average number of shares used in the computation of diluted earnings per share	902	921

EQUITY (Tables)	0 Months Ended
Mar. 31, 2011
Equity Tables [Abstract]
Components of accumulated other comprehensive income (loss)
NOTE 8 – Equity :
a. Comprehensive income

Comprehensive income is as follows:
	Three months ended
	March 31,
	U.S. $ in millions
	2011	2010
Net income	$765	$714
Other comprehensive income (loss), net of tax:
Currency translation adjustment, net of tax	943	(322)
Unrealized loss on derivative financial instruments	(31)	—
Other	—	47
Total comprehensive income	1,677	439
Comprehensive income attributable to the non-controlling
interests	(4)	(1)
Comprehensive income attributable to Teva	$1,673	$438

ENTITY-WIDE DISCLOSURES (Tables)	0 Months Ended
Mar. 31, 2011
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
NOTE 9 – Entity-wide disclosures:
Net sales by geographic area were as follows:

	Three months ended
	March 31,

	U.S. $ in millions
	2011	2010
North America	$2,064	$2,309
Europe	1,344	812
International markets	672	532

	$4,080	$3,653

FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Mar. 31, 2011
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	March 31, 2011 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$96	$—	$—	$96
Cash deposits and other	625	—	—	625
Marketable securities*:
Auction rate securities	—	—	55	55
Collateral debt obligations	9	—	1	10
Equity securities	123	—	—	123
Structured investment vehicles	—	132	—	132
Other	12	—	—	12
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	—	(14)	—	(14)
Interest rate and cross-currency swaps (liabilities)	—	(108)	—	(108)
Asset derivatives—mainly options and forward contracts	—	45	—	45
Interest rate swaps (assets)	—	1	—	1

Total	$865	$56	$56	$977

	December 31, 2010 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$389	$—	$—	$389
Cash deposits and other	859	—	—	859
Marketable securities*:
Auction rate securities	—	—	77	77
Collateral debt obligations	9	—	1	10
Equity securities	109	—	—	109
Structured investment vehicles	—	82	—	82
Other—mainly debt securities	23	—	—	23
Derivatives **:
Liabilities derivatives—mainly options and forward contracts	—	(16)	—	(16)
Interest rate and cross—currency swaps (liabilities)	—	(70)	—	(70)
Assets derivatives—mainly options and forward contracts	—	17	—	17

Total	$1,389	$13	$78	$1,480

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:
	March, 31	December, 31
	2011	2010

	U.S. $ in millions
Carrying value at the beginning of the period	$78	$76
Amount realized	(33)	(9)
Net change to fair value:
Included in earnings - financial income	11	7
Included in other comprehensive income	—	4

Carrying value at the end of the period	$56	$78

LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING EXPENSES AND IMPAIRMENT (Tables)	0 Months Ended
Mar. 31, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 13 – Legal settlements, acquisition and restructuring expenses and impairment :

Legal settlements, acquisition and restructuring expenses and impairment consisted of the following:

	Three months ended
	March 31,

	U.S. $ in millions
	2011	2010
Restructuring expenses	$21	$2
Impairment of long-lived assets	11	—
Legal settlements expenses (income)	(4)	17
Acquisition expenses	1	15

Total	$29	$34

CERTAIN TRANSACTIONS (Details 1)	0 Months Ended	24 Months Ended		0 Months Ended	3 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended
	Jan. 01, 2012	Apr. 01, 2010	Mar. 31, 2011 USD ( $)	Aug. 10, 2010 Ratiopharm [Member] USD ( $)	Mar. 31, 2011 Ratiopharm [Member] USD ( $)	Mar. 31, 2010 Ratiopharm [Member] USD ( $)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR ( €)	Mar. 31, 2011 Laboratoire Theramex [Member] USD ( $)	Mar. 31, 2011 Infarmasa [Member]	May 02, 2011 Cephalon [Member] USD ( $)
Business Acquisition [Line Items]
Date acquired				August 10, 2010			January 5, 2011		January 26, 2011	May 1, 2011
Acquiree included in consolidated results from this date					August 2010
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars				$ 5,200,000,000				$ 355,000,000		$ 6,800,000,000
Purchase price in a currency other than US dollars							267,000,000
Amount borrowed to fund a portion of the cash component of the purchase price					1,500,000,000
Amount of acquisition financing repaid						1,200,000,000
Original principal amount of debt instrument			$ 2,500,000,000
Termination Of Agreement
Payment Termination Consideration Of Sales Of Copaxone	6.00%	25.00%

ISSUANCE OF SENIOR NOTES (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Debt Instrument [Line Items]
Description of the interest rate terms of the swap agreement	see note 11
Original principal amount of debt instrument	$ 2,500
Subsidiary Senior Notes Due 2014 Rate One [Member]
Debt Instrument [Line Items]
Debt instrument issuer	Teva Pharmaceutical Finance III, B.V.
Debt Instrument Description Of Variable Rate Basis	LIBOR
Debt Instrument Basis Spread On Variable Rate	0.50%
Debt instrument maturity year	Mar 1, 2014
Original principal amount of debt instrument	500
Subsidiary Senior Notes Due 2014 Rate Two [Member]
Debt Instrument [Line Items]
Debt instrument issuer	Teva Pharmaceutical Finance III, B.V. *
Debt instrument stated interest rate percentage	1.70%
Debt instrument maturity year	Mar 1, 2014
Original principal amount of debt instrument	$ 250

INVENTORIES (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw and packaging materials	$ 1,324	$ 1,237
Products in process	629	579
Finished products	2,152	1,948
Total inventory before inventory in transit	4,105	3,764
Materials in transit and payments on account	120	102
Inventories	$ 4,225	$ 3,866

CONVERTIBLE SENIOR DEBENTURES (Details) (USD $) In Millions	1 Months Ended	3 Months Ended
	Feb. 28, 2011	Mar. 31, 2011	Dec. 31, 2010
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		$ 821
Number of shares converted into		1.4
Redemption principal amount of convertible senior debentures	814
Conversion of convertible senior debentures, shares	1.2
Convertible senior debentures - long term		0	13
Balance under convertible senior debentures - short term		536	1,339
Convertible Debt Issue A [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		2
Number of shares converted into		0.1
Convertible senior debentures - long term		0	3
Balance under convertible senior debentures - short term		1	0
Convertible Debt Issue B [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		5
Number of shares converted into		0.1
Convertible senior debentures - long term		0	10
Balance under convertible senior debentures - short term		5	0
Convertible Debt Issue D [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		0
Number of shares converted into		0
Convertible senior debentures - long term		0	0
Balance under convertible senior debentures - short term		530	530
Convertible Debt Issue E [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		814
Number of shares converted into		1.2
Convertible senior debentures - long term		0	0
Balance under convertible senior debentures - short term		$ 0	$ 809

EARNINGS PER SHARE (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Stockholders Equity Number Of Shares Par Value And Other Disclosures Abstract
Anti-dilutive securities excluded from computation of earnings per share, amount	2
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstratc]
Net income attributable to Teva	$ 761	$ 713
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	0	11
Net income used for the computation of diluted earnings per share	$ 761	$ 724
Weighted average number of shares used in the computation of basic earnings per share	897	892
Additional shares from the assumed exercise of employee stock options and unvested RSU's	3	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	2	21
Weighted average number of shares used in the computation of diluted earnings per share	902	921
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	940		937
Treasury, shares	(48)		(40)

EQUITY (Details) (USD $) Share data in Millions	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Common stock
Ordinary shares, issued	940	940		937
Purchase of treasury shares		$ 400,000,000	$ 0
Treasury Stock Shares Acquired		7.9
Ordinary shares, outstanding	940	940		937
Stock Repurchase Program Authorized Amount	1,000,000,000
comprehensive Income Loss [Abstract]
Net income		765,000,000	714,000,000
Other comprehensive income (loss), net of tax:
Unrealized loss on derivative financial instruments		(31,000,000)	0
Other Comprehensive Income Other		0	47,000,000
Currency translation adjustment, net of tax		943,000,000	(322,000,000)
Total comprehensive income (loss)		1,677,000,000	439,000,000
Comprehensive loss (income) attributable to the non-controlling interests		(4,000,000)	(1,000,000)
Comprehensive income attributable to Teva		$ 1,673,000,000	$ 438,000,000

ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 4,080	$ 3,653
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,064	2,309
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,344	812
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 672	$ 532

FAIR VALUE MEASUREMENT (Details) (USD $) In Millions	0 Months Ended			3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Total	$ 977	$ 1,480
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements				5,013	4,289
Fair value of the interest rate swap agreements				1
Fair value derivatives assets	45		17	45	17
Fair value convertible senior debentures and derivatives liabilities				616	1,232
Fair value, option, credit risk, (gains) losses on assets				226	266
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Abstract
Carrying value at the beginning of the period				78	76
Amount realized	(33)		(9)
Net Change In Fair Value Of Level3 Assets
Fair Value Assets Measured On Recurring Basis Gain Loss Included In Other Income	11		7
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income	0		4
Carrying value at the end of the period	56	78		56
Money markets [Member]
Cash And Cash Equivalents Fair Value Disclosure	96	389		96
Money markets [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	96	389		96
Money markets [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0		0
Money markets [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0		0
Cash deposits and other [Member]
Cash And Cash Equivalents Fair Value Disclosure	625	859		625
Cash deposits and other [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	625	859		625
Cash deposits and other [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0		0
Cash deposits and other [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0		0
Auction rate securities [Member]
Investments Fair Value Disclosure	55	77		55
Auction rate securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0		0
Auction rate securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0		0
Auction rate securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	55	77		55
Collateral debt obligations [Member]
Investments Fair Value Disclosure	10	10		10
Collateral debt obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	9	9		9
Collateral debt obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0		0
Collateral debt obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1		1
Equity securities [Member]
Investments Fair Value Disclosure	123	109		123
Equity securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	123	109		123
Equity securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0		0
Equity securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0		0
Structured investment vehicles [Member]
Investments Fair Value Disclosure	132	82		132
Structured investment vehicles [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0		0
Structured investment vehicles [Member] | Level 2 [Member]
Investments Fair Value Disclosure	132	82		132
Structured investment vehicles [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0		0
Other - mainly debt securities [Member]
Investments Fair Value Disclosure	12	23		12
Other - mainly debt securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	12	23		12
Other - mainly debt securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0		0
Other - mainly debt securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0		0
Liability Derivatives [Member]
Derivatives-net	(14)	(16)		(14)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0		0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(14)	(16)		(14)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0		0
Interest Rate Swap [Member]
Derivatives-net	(108)	(70)		(108)
Derivatives-net	1			1
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0		0
Derivatives-net	0			0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	(108)	(70)		(108)
Derivatives-net	1			1
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0		0
Derivatives-net	0			0
Asset Derivatives [Member]
Derivatives-net	45	17		45
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0		0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	45	17		45
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0		0
Level 1 [Member]
Total	865	1,389
Level 2 [Member]
Total	56	13
Level 3 [Member]
Total	$ 56	$ 78

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Dec. 31, 2010 Interest Rate Swap Senior Notes Due 2014 [Member]	Dec. 31, 2010 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements			$ 250	$ 1,000
Stated interest rate on Senior Notes				3.00%
Description of the interest rate terms of the swap agreement	see note 11	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate		Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions	Mar. 31, 2011 Foreign Exchange Contract [Member] Deferred Taxes And Other Current Assets [Member]	Mar. 31, 2010 Foreign Exchange Contract [Member] Deferred Taxes And Other Current Assets [Member]	Mar. 31, 2011 Foreign Exchange Contract [Member] Accounts Payable [Member]	Dec. 31, 2010 Foreign Exchange Contract [Member] Accounts Payable [Member]	Mar. 31, 2011 Interest Rate Swap [Member] Long Term Investments And Receivables [Member]	Mar. 31, 2011 Interest Rate Swap [Member] Senior Notes And Loans [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Senior Notes And Loans [Member]
Derivative Instruments In Statement Of Financial Position Fair Value Abstract
Fair value of derivative assets designated as a hedging instrument					$ 1
Fair value of derivative assets not designated as a hedging instrument	45	17
Fair value of derivative liabilities designated as a hedging instrument						108	70
Fair value of derivative liabilities not designated as a hedging instrument			$ 14	$ 16

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Financial Expenses Net [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 50	$ (38)
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 5	$ 4

LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING COSTS (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Merger And Acquisition Costs	$ 1	$ 15
Legal settlements Expenses (Income)	(4)	17
Impairment of long-lived assets	11	0
Restructuring expenses	21	2
Total	$ 29	$ 34

CONTINGENCIES (Details) (USD $)	12 Months Ended							0 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2010	Sep. 30, 2007	May 31, 2007	Mar. 31, 2007	Sep. 30, 2004	Aug. 31, 2010	May 31, 2010	Mar. 31, 2011 Barr and Duramed products [Member]	Mar. 31, 2011 Barr and Duramed products [Member]	May 31, 2010 Propofol [Member]	Mar. 31, 2011 Teva And Subsidiaries [Member]	Mar. 31, 2011 Barr And Duramed [Member]	Mar. 31, 2011 Teva Parental Medicines Inc [Member]
Approximate number of product liability cases									6,000		1,500
Approximate number of pending cases								481	481			497	200
Approximate number of cases that have been dismissed								5,500
Number of cases patients at endoscopy center did not contract virus										100
Annual sales of Neurontin					$ 2,700,000,000
Annual sales of Lotrel				1,400,000,000
Annual sales of Zyprexa			180,000,000
Annual sales of Protonix		2,500,000,000
Compensatory damages propofol							5,100,000
Punitive damages propofol against Teva							356,000,000
Punitive damages against Baxter							144,000,000
Bond (covering both Teva and Baxter's damages)						580,000,000
Annual Sales Of Gemzar	$ 785,000,000